Ordinary Shares (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Ordinary Shares [Abstract]
Schedule of ordinary shares for future issuances
As of June 30, 2025, the Company had reserved ordinary shares for future issuances as follows:

Series Seed Preferred Shares, as converted to ordinary	71,428,571
Series A Preferred Shares, as converted to ordinary	326,079,495
Series B Preferred Shares, as converted to ordinary	239,156,361
Series C-1 Preferred Shares, as converted to ordinary	270,636,854
Series C-2 Preferred Shares, as converted to ordinary	127,875,914
Outstanding ordinary share options	158,575,852
Ordinary shares available for grant under the Plan	208,193,482

Total	1,401,946,529

As of December 31, 2024, the Company had reserved ordinary shares for future issuances as follows:

2024
Series Seed Preferred Shares, as converted to ordinary	71,428,571
Series A Preferred Shares, as converted to ordinary	326,079,495
Series B Preferred Shares, as converted to ordinary	239,156,361
Series C-1 Preferred Shares, as converted to ordinary	270,636,854
Series C-2 Preferred Shares, as converted to ordinary	127,875,914
Outstanding ordinary share options	159,003,977
Ordinary shares available for grant under the Plan	205,187,482

Total	1,399,368,654